Income Tax - Summary of Current and Deferred Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Current income taxes	€ 17	€ (296)	€ 600
Deferred taxes	(161,034)
Other taxes	17	28
Income taxes	€ (161,000)	€ (268)	€ 600